Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2015
Registrant Name	BRANDES INVESTMENT TRUST
Central Index Key	0000926678
Amendment Flag	false
Document Creation Date	Feb. 05, 2016
Document Effective Date	Feb. 05, 2016
Prospectus Date	Feb. 01, 2016
Brandes Global Equity Fund | Class I
Prospectus:
Trading Symbol	BGVIX
Brandes Global Equity Fund | Class E
Prospectus:
Trading Symbol	BGVEX
Brandes Global Equity Fund | Class A
Prospectus:
Trading Symbol	BGEAX
Brandes Global Equity Fund | Class C
Prospectus:
Trading Symbol	BGVCX
Brandes Global Equity Fund | Class R6
Prospectus:
Trading Symbol	BGVRX
Brandes Global Equity Income Fund | Class A
Prospectus:
Trading Symbol	BGIAX
Brandes Global Equity Income Fund | Class C
Prospectus:
Trading Symbol	BGICX
Brandes Global Equity Income Fund | Class I
Prospectus:
Trading Symbol	BGIIX
Brandes Global Equity Income Fund | Class R6
Prospectus:
Trading Symbol	BGIRX
Brandes Global Opportunities Value Fund | Class A
Prospectus:
Trading Symbol	BGOAX
Brandes Global Opportunities Value Fund | Class C
Prospectus:
Trading Symbol	BGOCX
Brandes Global Opportunities Value Fund | Class I
Prospectus:
Trading Symbol	BGOIX
Brandes Global Opportunities Value Fund | Class R6
Prospectus:
Trading Symbol	BOVRX